Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Consolidating Balance Sheet Information
Condensed Consolidating Balance Sheet Information
December 31, 2017

(in millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$74	$1	$1,086	$58	$—	$1,219
Accounts receivable, net	—	—	1,659	256	—	1,915
Equipment installment plan receivables, net	—	—	2,290	—	—	2,290
Accounts receivable from affiliates	—	—	22	—	—	22
Inventories	—	—	1,566	—	—	1,566
Other current assets	—	—	1,275	628	—	1,903
Total current assets	74	1	7,898	942	—	8,915
Property and equipment, net (1)	—	—	21,890	306	—	22,196
Goodwill	—	—	1,683	—	—	1,683
Spectrum licenses	—	—	35,366	—	—	35,366
Other intangible assets, net	—	—	217	—	—	217
Investments in subsidiaries, net	22,534	40,988	—	—	(63,522)	—
Intercompany receivables and note receivables	—	8,503	—	—	(8,503)	—
Equipment installment plan receivables due after one year, net	—	—	1,274	—	—	1,274
Other assets	—	2	814	236	(140)	912
Total assets	$22,608	$49,494	$69,142	$1,484	$(72,165)	$70,563
Liabilities and Stockholders' Equity
Current liabilities
Accounts payable and accrued liabilities	$—	$253	$8,014	$261	$—	$8,528
Payables to affiliates	—	146	36	—	—	182
Short-term debt	—	999	613	—	—	1,612
Deferred revenue	—	—	779	—	—	779
Other current liabilities	17	—	192	205	—	414
Total current liabilities	17	1,398	9,634	466	—	11,515
Long-term debt	—	10,911	1,210	—	—	12,121
Long-term debt to affiliates	—	14,586	—	—	—	14,586
Tower obligations (1)	—	—	392	2,198	—	2,590
Deferred tax liabilities	—	—	3,677	—	(140)	3,537
Deferred rent expense	—	—	2,720	—	—	2,720
Negative carrying value of subsidiaries, net	—	—	629	—	(629)	—
Intercompany payables and debt	32	—	8,201	270	(8,503)	—
Other long-term liabilities	—	65	866	4	—	935
Total long-term liabilities	32	25,562	17,695	2,472	(9,272)	36,489
Total stockholders' equity (deficit)	22,559	22,534	41,813	(1,454)	(62,893)	22,559
Total liabilities and stockholders' equity	$22,608	$49,494	$69,142	$1,484	$(72,165)	$70,563

(1)	Assets and liabilities for Non-Guarantor Subsidiaries are primarily included in VIEs related to the 2012 Tower Transaction. See Note 8 – Tower Obligations for further information.

Condensed Consolidating Balance Sheet Information
December 31, 2016

(in millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$358	$2,733	$2,342	$67	$—	$5,500
Accounts receivable, net	—	—	1,675	221	—	1,896
Equipment installment plan receivables, net	—	—	1,930	—	—	1,930
Accounts receivable from affiliates	—	—	40	—	—	40
Inventories	—	—	1,111	—	—	1,111
Asset purchase deposit	—	—	2,203	—	—	2,203
Other current assets	—	—	972	565	—	1,537
Total current assets	358	2,733	10,273	853	—	14,217
Property and equipment, net (1)	—	—	20,568	375	—	20,943
Goodwill	—	—	1,683	—	—	1,683
Spectrum licenses	—	—	27,014	—	—	27,014
Other intangible assets, net	—	—	376	—	—	376
Investments in subsidiaries, net	17,682	35,095	—	—	(52,777)	—
Intercompany receivables and note receivables	196	6,826	—	—	(7,022)	—
Equipment installment plan receivables due after one year, net	—	—	984	—	—	984
Other assets	—	7	600	262	(195)	674
Total assets	$18,236	$44,661	$61,498	$1,490	$(59,994)	$65,891
Liabilities and Stockholders' Equity
Current liabilities
Accounts payable and accrued liabilities	$—	$423	$6,474	$255	$—	$7,152
Payables to affiliates	—	79	46	—	—	125
Short-term debt	—	20	334	—	—	354
Deferred revenue	—	—	986	—	—	986
Other current liabilities	—	—	258	147	—	405
Total current liabilities	—	522	8,098	402	—	9,022
Long-term debt	—	20,741	1,091	—	—	21,832
Long-term debt to affiliates	—	5,600	—	—	—	5,600
Tower obligations (1)	—	—	400	2,221	—	2,621
Deferred tax liabilities	—	—	5,133	—	(195)	4,938
Deferred rent expense	—	—	2,616	—	—	2,616
Negative carrying value of subsidiaries, net	—	—	568	—	(568)	—
Intercompany payables and debt	—	—	6,785	237	(7,022)	—
Other long-term liabilities	—	116	906	4	—	1,026
Total long-term liabilities	—	26,457	17,499	2,462	(7,785)	38,633
Total stockholders' equity (deficit)	18,236	17,682	35,901	(1,374)	(52,209)	18,236
Total liabilities and stockholders' equity	$18,236	$44,661	$61,498	$1,490	$(59,994)	$65,891

(1)	Assets and liabilities for Non-Guarantor Subsidiaries are primarily included in VIEs related to the 2012 Tower Transaction. See Note 8 – Tower Obligations for further information.

Schedule of Condensed Consolidating Statement of Comprehensive Income Information
Condensed Consolidating Statement of Comprehensive Income Information
Year Ended December 31, 2017

(in millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
Revenues
Service revenues	$—	$—	$28,894	$2,113	$(847)	$30,160
Equipment revenues	—	—	9,620	—	(245)	9,375
Other revenues	—	3	879	212	(25)	1,069
Total revenues	—	3	39,393	2,325	(1,117)	40,604
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below	—	—	6,076	24	—	6,100
Cost of equipment sales	—	—	10,849	1,003	(244)	11,608
Selling, general and administrative	—	—	12,276	856	(873)	12,259
Depreciation and amortization	—	—	5,914	70	—	5,984
Gains on disposal of spectrum licenses	—	—	(235)	—	—	(235)
Total operating expense	—	—	34,880	1,953	(1,117)	35,716
Operating income	—	3	4,513	372	—	4,888
Other income (expense)
Interest expense	—	(811)	(109)	(191)	—	(1,111)
Interest expense to affiliates	—	(560)	(23)	—	23	(560)
Interest income	1	29	10	—	(23)	17
Other (expense) income, net	—	(88)	16	(1)	—	(73)
Total other income (expense), net	1	(1,430)	(106)	(192)	—	(1,727)
Income (loss) before income taxes	1	(1,427)	4,407	180	—	3,161
Income tax benefit (expense)	—	—	1,527	(152)	—	1,375
Earnings (loss) of subsidiaries	4,535	5,962	(57)	—	(10,440)	—
Net income	4,536	4,535	5,877	28	(10,440)	4,536
Dividends on preferred stock	(55)	—	—	—	—	(55)
Net income attributable to common stockholders	$4,481	$4,535	$5,877	$28	$(10,440)	$4,481

Net Income	$4,536	$4,535	$5,877	$28	$(10,440)	$4,536
Other comprehensive income, net of tax
Other comprehensive income, net of tax	7	7	7	—	(14)	7
Total comprehensive income	$4,543	$4,542	$5,884	$28	$(10,454)	$4,543

Condensed Consolidating Statement of Comprehensive Income Information
Year Ended December 31, 2016

(in millions)	Parent	Issuer	Guarantor Subsidiaries (As adjusted - See Note 1)		Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated (As adjusted - See Note 1)
Revenues
Service revenues	$—	$—	$26,613		$2,023	$(792)	$27,844
Equipment revenues	—	—	9,145		—	(418)	8,727
Other revenues	—	3	739	(1)	195	(18)	919
Total revenues	—	3	36,497	(1)	2,218	(1,228)	37,490
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below	—	—	5,707		24	—	5,731
Cost of equipment sales	—	—	10,209		1,027	(417)	10,819
Selling, general and administrative	—	—	11,321		868	(811)	11,378
Depreciation and amortization	—	—	6,165		78	—	6,243
Cost of MetroPCS business combination	—	—	104		—	—	104
Gains on disposal of spectrum licenses	—	—	(835)		—	—	(835)
Total operating expenses	—	—	32,671		1,997	(1,228)	33,440
Operating income	—	3	3,826	(1)	221	—	4,050
Other income (expense)
Interest expense	—	(1,147)	(82)		(189)	—	(1,418)
Interest expense to affiliates	—	(312)	—		—	—	(312)
Interest income (expense)	—	31	(18)	(1)	—	—	13
Other income (expense), net	—	2	(8)		—	—	(6)
Total other expense, net	—	(1,426)	(108)	(1)	(189)	—	(1,723)
Income (loss) before income taxes	—	(1,423)	3,718		32	—	2,327
Income tax expense	—	—	(857)		(10)	—	(867)
Earnings (loss) of subsidiaries	1,460	2,883	(17)		—	(4,326)	—
Net income	1,460	1,460	2,844		22	(4,326)	1,460
Dividends on preferred stock	(55)	—	—		—	—	(55)
Net income attributable to common stockholders	$1,405	$1,460	$2,844		$22	$(4,326)	$1,405

Net income	$1,460	$1,460	$2,844		$22	$(4,326)	$1,460
Other comprehensive income, net of tax
Other comprehensive income, net of tax	2	2	2		2	(6)	2
Total comprehensive income	$1,462	$1,462	$2,846		$24	$(4,332)	$1,462

(1)
The amortized imputed discount on EIP receivables previously recognized as Interest income has been retrospectively reclassified as Other revenues. See Note 1 - Summary of Significant Accounting Policies for further information.

Condensed Consolidating Statement of Comprehensive Income Information
Year Ended December 31, 2015

(in millions)	Parent	Issuer	Guarantor Subsidiaries (As adjusted - See Note 1)		Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated (As adjusted - See Note 1)
Revenues
Service revenues	$—	$—	$23,748		$1,669	$(596)	$24,821
Equipment revenues	—	—	7,148		—	(430)	6,718
Other revenues	—	1	770	(1)	171	(14)	928
Total revenues	—	1	31,666	(1)	1,840	(1,040)	32,467
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below	—	—	5,530		24	—	5,554
Cost of equipment sales	—	—	9,055		720	(431)	9,344
Selling, general and administrative	—	—	10,065		733	(609)	10,189
Depreciation and amortization	—	—	4,605		83	—	4,688
Cost of MetroPCS business combination	—	—	376		—	—	376
Gains on disposal of spectrum licenses	—	—	(163)		—	—	(163)
Total operating expenses	—	—	29,468		1,560	(1,040)	29,988
Operating income	—	1	2,198	(1)	280	—	2,479
Other income (expense)
Interest expense	—	(847)	(50)		(188)	—	(1,085)
Interest expense to affiliates	—	(411)	—		—	—	(411)
Interest income	—	2	4	(1)	—	—	6
Other expense, net	—	(10)	—		(1)	—	(11)
Total other expense, net	—	(1,266)	(46)	(1)	(189)	—	(1,501)
Income (loss) before income taxes	—	(1,265)	2,152		91	—	978
Income tax expense	—	—	(214)		(31)	—	(245)
Earnings (loss) of subsidiaries	733	1,998	(48)		—	(2,683)	—
Net income	733	733	1,890		60	(2,683)	733
Dividends on preferred stock	(55)	—	—		—	—	(55)
Net income attributable to common stockholders	$678	$733	$1,890		$60	$(2,683)	$678

Net income	$733	$733	$1,890		$60	$(2,683)	$733
Other comprehensive loss, net of tax
Other comprehensive loss, net of tax	(2)	(2)	(2)		—	4	(2)
Total comprehensive income	$731	$731	$1,888		$60	$(2,679)	$731

(1)
The amortized imputed discount on EIP receivables previously recognized as Interest income has been retrospectively reclassified as Other revenues. See Note 1 - Summary of Significant Accounting Policies for further information.

Schedule of Condensed Consolidating Statement of Cash Flows Information
Condensed Consolidating Statement of Cash Flows Information
Year Ended December 31, 2017

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
(in millions)	(As adjusted - See Note 1)
Operating activities
Net cash provided by (used in) operating activities	$1	$(1,613)	$9,761	$(4,218)	$(100)	$3,831
Investing activities
Purchases of property and equipment	—	—	(5,237)	—	—	(5,237)
Purchases of spectrum licenses and other intangible assets, including deposits	—	—	(5,828)	—	—	(5,828)
Proceeds related to beneficial interests in securitization transactions	—	—	43	4,276	—	4,319
Equity investment in subsidiary	(308)	—	—	—	308	—
Other, net	—	—	1	—	—	1
Net cash used in investing activities	(308)	—	(11,021)	4,276	308	(6,745)
Financing activities
Proceeds from issuance of long-term debt	—	10,480	—	—	—	10,480
Proceeds from borrowing on revolving credit facility, net	—	2,910	—	—	—	2,910
Repayments of revolving credit facility	—	—	(2,910)	—	—	(2,910)
Repayments of capital lease obligations	—	—	(486)	—	—	(486)
Repayments of short-term debt for purchases of inventory, property and equipment, net	—	—	(300)	—	—	(300)
Repayments of long-term debt	—	—	(10,230)	—	—	(10,230)
Proceeds from exercise of stock options	21	—	—	—	—	21
Repurchases of common shares	(427)	—	—	—	—	(427)
Intercompany advances, net	484	(14,817)	14,300	33	—	—
Equity investment from parent	—	308	—	—	(308)	—
Tax withholdings on share-based awards	—	—	(166)	—	—	(166)
Intercompany dividend paid	—	—	—	(100)	100	—
Dividends on preferred stock	(55)	—	—	—	—	(55)
Cash payments for debt prepayment or debt extinguishment costs	—	—	(188)	—	—	(188)
Other, net	—	—	(16)	—	—	(16)
Net cash provided by (used in) financing activities	23	(1,119)	4	(67)	(208)	(1,367)
Change in cash and cash equivalents	(284)	(2,732)	(1,256)	(9)	—	(4,281)
Cash and cash equivalents
Beginning of period	358	2,733	2,342	67	—	5,500
End of period	$74	$1	$1,086	$58	$—	$1,219
Balances have been revised based on the guidance in ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” See Note 1 - Summary of Significant Accounting Policies for further information.

Condensed Consolidating Statement of Cash Flows Information
Year Ended December 31, 2016

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
(in millions)	(As adjusted - See Note 1)
Operating activities
Net cash provided by (used in) operating activities	$6	$(1,335)	$7,516	$(3,298)	$(110)	$2,779
Investing activities
Purchases of property and equipment	—	—	(4,702)	—	—	(4,702)
Purchases of spectrum licenses and other intangible assets, including deposits	—	—	(3,968)	—	—	(3,968)
Proceeds related to beneficial interests in securitization transactions	—	—	25	3,331	—	3,356
Sales of short-term investments	—	2,000	998	—	—	2,998
Other, net	—	—	(8)	—	—	(8)
Net cash provided by (used in) investing activities	—	2,000	(7,655)	3,331	—	(2,324)
Financing activities
Proceeds from issuance of long-term debt	—	997	—	—	—	997
Repayments of capital lease obligations	—	—	(205)	—	—	(205)
Repayments of short-term debt for purchases of inventory, property and equipment, net	—	—	(150)	—	—	(150)
Repayments of long-term debt	—	—	(20)	—	—	(20)
Intercompany advances, net	—	(696)	625	71	—	—
Proceeds from exercise of stock options	29	—	—	—	—	29
Tax withholdings on share-based awards	—	—	(121)	—	—	(121)
Intercompany dividend paid	—	—	—	(110)	110	—
Dividends on preferred stock	(55)	—	—	—	—	(55)
Other, net	—	—	(12)	—	—	(12)
Net cash (used in) provided by financing activities	(26)	301	117	(39)	110	463
Change in cash and cash equivalents	(20)	966	(22)	(6)	—	918
Cash and cash equivalents
Beginning of period	378	1,767	2,364	73	—	4,582
End of period	$358	$2,733	$2,342	$67	$—	$5,500

Balances have been revised based on the guidance in ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” See Note 1 - Summary of Significant Accounting Policies for further information.

Condensed Consolidating Statement of Cash Flows Information
Year Ended December 31, 2015

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
(in millions)	(As adjusted - See Note 1)
Operating activities
Net cash provided by (used in) operating activities	$(1)	$(1,147)	$6,650	$(3,450)	$(175)	$1,877
Investing activities
Purchases of property and equipment	—	—	(4,724)	—	—	(4,724)
Purchases of spectrum licenses and other intangible assets, including deposits	—	—	(1,935)	—	—	(1,935)
Proceeds related to beneficial interests in securitization transactions	—	—	2	3,535	—	3,537
Purchases of short-term investments	—	(1,999)	(998)	—	—	(2,997)
Investment in subsidiaries	(1,905)	—	—	—	1,905	—
Other, net	—	—	96	—	—	96
Net cash (used in) provided by investing activities	(1,905)	(1,999)	(7,559)	3,535	1,905	(6,023)
Financing activities
Proceeds from capital contribution	—	1,905	—	—	(1,905)	—
Proceeds from issuance of long-term debt	—	3,979	—	—	—	3,979
Proceeds from tower obligations	—	140	—	—	—	140
Repayments of capital lease obligations	—	—	(57)	—	—	(57)
Repayments of short-term debt for purchases of inventory, property and equipment, net	—	—	(564)	—	—	(564)
Intercompany advances, net	—	(3,357)	3,288	69	—	—
Proceeds from exercise of stock options	47	—	—	—	—	47
Intercompany dividend paid	—	—	—	(175)	175	—
Tax withholdings on share-based awards	—	—	(156)	—	—	(156)
Dividends on preferred stock	(41)	—	(14)	—	—	(55)
Other, net	—	—	79	—	—	79
Net cash provided by (used in) financing activities	6	2,667	2,576	(106)	(1,730)	3,413
Change in cash and cash equivalents	(1,900)	(479)	1,667	(21)	—	(733)
Cash and cash equivalents
Beginning of period	2,278	2,246	697	94	—	5,315
End of period	$378	$1,767	$2,364	$73	$—	$4,582
Balances have been revised based on the guidance in ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” See Note 1 - Summary of Significant Accounting Policies for further information.